Taxes on Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of income tax [text block] [Abstract]
Corporate tax rate			23.00%
U.S. federal tax rate	21.00%	21.00%	21.00%
Carryforward tax losses in Israel	$ 3.9	$ 1.8
Carryforward tax losses of Safe-T	38.5	31.5
Carryforward tax losses of NetNut	$ 1.6	$ 0.4